ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 50,182,975	$ 47,285,393
Less: allowance for credit losses	(5,812,699)	(4,756,474)	$ (4,068,315)	$ (3,992,922)
Accounts receivable, net	$ 44,370,276	$ 42,528,919